Document and Entity Information	Sep. 23, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Eve Holding, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) to amend the Company’s Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 29, 2022 (the “Original Form 8-K”). Except as set forth in this Amendment No. 1, the Original Form 8-K is unchanged.
Document Period End Date	Sep. 23, 2022
Entity Registrant Name	EVE HOLDING, INC.
Entity Central Index Key	0001823652
Entity File Number	001-39704
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2549808
Entity Address, Address Line One	1400 General Aviation Drive
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32935
City Area Code	(321)
Local Phone Number	751-5050
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EVEX
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	EVEXW
Security Exchange Name	NYSE